Summary of Unaudited Quarterly Results of Operations Quarterly Results (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 11,731,863	$ 11,043,537	$ 10,467,428	$ 12,399,967	$ 8,667,103	$ 9,022,337	$ 14,391,235	$ 12,206,303	$ 45,642,795	$ 44,286,978	$ 22,151,535
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	2,063,806	3,297,958	3,627,571	5,987,080	2,070,030	2,062,441	3,963,727	6,549,593	14,976,415	14,645,791	2,832,059
Income (loss) from discontinued operations	(44,107)	6,722	30,512	59,646	(44,617)	1,288,905	142,279	1,944,484	52,773	3,331,051	2,163,979
Operating Income (Loss)	$ 2,020,746	$ 3,307,829	$ 3,658,457	$ 6,046,829	$ 2,027,074	$ 3,411,259	$ 3,955,160	$ 8,321,426	$ 15,033,861	$ 17,714,919	$ 4,446,844
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 0.04	$ 0.06	$ 0.05	$ 0.10	$ 0.04	$ 0.05	$ 0.08	$ 0.15	$ 0.25	$ 0.32	$ 0.09
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	0	0	0.00	0.00	0	0	0.01	0.04	0.00	0.08	0.05
Earnings Per Share, Basic and Diluted	$ 0.04	$ 0.06	$ 0	$ 0.10	$ 0.04	$ 0.08	$ 0	$ 0.19	$ 0.25	$ 0.40	$ 0.14